INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income tax rate	25.00%	[1]	25.00%	[1]	(25.00%)	[1]
Tax losses carried forward	$ 4,635,501
Tax losses carried forward, expiration	Dec. 31, 2018
Undistributed earnings of the Company's VIEs and its VIEs subsidiaries	$ 171,394,598

[1]	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the EIT Law. Special deduction is an extra 50% deduction allowable under the EIT Law in respect of qualifying product development expense incurred.